Subsequent Events	9 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

Private Placement

On July 22, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional accredited investor in connection with a private placement (the “Private Placement”). Pursuant to the Securities Purchase Agreement, on July 24, 2024 the Company issued an unregistered pre-funded warrant (the “Pre-Funded Warrant”) to purchase up to 2,877,698 unregistered shares of the Company’s Class A common stock. The Company also issued unregistered warrants to purchase an aggregate of 5,755,396 shares of the Company’s Class A common stock (“PIPE Common Warrants”). Gross proceeds to the Company from the Private Placement were $4,000, before payment of fees and expenses to the placement agent of $405.

The Pre-Funded Warrant has an exercise price of $0.001 per share, is immediately exercisable upon issuance and will expire when exercised in full. The Company may not affect the exercise of the Pre-Funded Warrant, and a holder will not be entitled to exercise any portion of the Pre-Funded Warrant if, upon giving effect to such exercise, the aggregate number of shares of common stock beneficially owned by the holder would exceed 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, subject to certain exceptions.

The PIPE Common Warrants are comprised of Series A warrants to purchase up to 2,877,698 shares of common stock (the “Series A Warrants”) and Series B warrants to purchase up to 2,877,698 shares of common stock (the “Series B Warrants”). The PIPE Common Warrants have an exercise price of $1.39 per share and are exercisable beginning on the effective date of stockholder approval of the issuance of the shares of common stock upon exercise of the PIPE Common Warrants. The Series A Warrants will expire five years from the date of such stockholder approval and the Series B warrants will expire twelve months from the date of stockholder approval.

In connection with the Private Placement, the Company paid the placement agent fees and expenses of $405 and issued the placement agent warrants to purchase an aggregate of 201,439 shares of its Class common stock (the “Placement Agent Warrants”). The Placement Agent Warrants have an exercise price of $1.7375 per share, are exercisable upon stockholder approval and will expire five years thereafter. Moreover, upon any exercise for cash of the PIPE Common Warrants, the Company is obligated to pay the placement agent cash fees aggregating 8% of the gross exercise price and issue to the placement agent warrants to purchase a number of shares of Common Stock equal to 7.0% of the aggregate number of such shares of common stock underlying the PIPE Common Warrants.

The Company also entered into a registration rights agreement which requires the Company to prepare and file with the Securities and Exchange Commission one or more registration statements to register for resale the shares of Common Stock issuable upon exercise of the PIPE Common Warrants, the Pre-Funded Warrants and the Placement Agent Warrants. Moreover, pursuant to the Securities Purchase Agreement, the Company agreed that, for a period from the date of the Securities Purchase Agreement until 90 days after the effectiveness of the registration statement it will not issue, enter into an agreement to issue or announce the issuance or proposed issuance of any shares of its common stock or common stock equivalents or file any registration statement or supplement thereto, subject to certain exceptions.

Issuance of Note Payable

In July 2024, the Company issued a $298 promissory note to an employee for net proceeds of $227. The note is unsecured, does not bear interest, and matured in July 2024. In July 2024, the Company repaid the note in full.

Issuance of Note Payable — Related Party

In July 2024, the Company issued a $165 promissory note to a related party for net proceeds of $150. The note is unsecured and does not bear interest. In July 2024, the Company repaid the note in full.